Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2020

SRE-QTLY-0620
1.924316.108

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.7%
	Shares	Value
FINANCIALS - 2.7%
Mortgage Real Estate Investment Trusts - 2.7%
AGNC Investment Corp.	379,100	$4,708,422
Anworth Mortgage Asset Corp.	39,712	68,305
Broadmark Realty Capital, Inc.	262,900	2,153,151
Capstead Mortgage Corp.	99,600	516,924
Chimera Investment Corp.	112,100	871,017
Colony NorthStar Credit Real Estate, Inc.	165,240	794,804
Dynex Capital, Inc.	184,666	2,642,570
Ellington Financial LLC	152,651	1,586,044
Ellington Residential Mortgage REIT	45,300	404,076
Great Ajax Corp.	225,246	1,959,640
Hunt Companies Finance Trust, Inc.	23,108	45,754
MFA Financial, Inc.	1,265,900	2,215,325
New Residential Investment Corp.	579,400	3,528,546
Redwood Trust, Inc.	196,300	804,830
Two Harbors Investment Corp.	103,904	474,841
		22,774,249
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Williams Scotsman Corp. (a)	12,400	144,460
REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 11.0%
Acadia Realty Trust (SBI)	323,600	4,009,404
American Homes 4 Rent Class A	82,300	1,986,722
American Tower Corp.	59,300	14,113,386
Apartment Investment & Management Co. Class A	231,602	8,724,447
AvalonBay Communities, Inc.	12,000	1,955,400
Colony Capital, Inc.	570,699	1,318,315
CoreSite Realty Corp.	5,900	715,021
Crown Castle International Corp.	48,400	7,716,412
Easterly Government Properties, Inc.	50,900	1,369,719
Equinix, Inc.	8,300	5,604,160
Equity Lifestyle Properties, Inc.	180,100	10,861,831
Equity Residential (SBI)	25,100	1,633,006
Gaming & Leisure Properties	53,600	1,513,664
Healthcare Trust of America, Inc.	86,550	2,131,727
Invitation Homes, Inc.	44,900	1,061,885
iStar Financial, Inc.	405,987	4,067,990
Lexington Corporate Properties Trust	342,822	3,582,490
Mid-America Apartment Communities, Inc.	59,514	6,660,807
Monmouth Real Estate Investment Corp. Class A	148,695	2,020,765
Public Storage	5,000	927,250
Retail Value, Inc.	22,650	327,746
Sabra Health Care REIT, Inc.	149,700	1,919,154
Safety Income and Growth, Inc.	37,900	2,189,104
Senior Housing Properties Trust (SBI)	285,500	887,905
SITE Centers Corp.	146,700	889,002
Terreno Realty Corp.	11,880	651,262
UMH Properties, Inc.	65,600	852,144
Ventas, Inc.	108,955	3,524,694
Weyerhaeuser Co.	72,000	1,574,640
		94,790,052
TOTAL COMMON STOCKS
(Cost $126,989,628)		117,708,761

Preferred Stocks - 27.5%
Convertible Preferred Stocks - 2.0%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	6,856,944
ZAIS Financial Corp. 7.00%	73,475	1,351,940
		8,208,884
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	179,200
Lexington Corporate Properties Trust Series C, 6.50%	71,519	3,509,910
QTS Realty Trust, Inc. 6.50%	8,475	1,171,966
RLJ Lodging Trust Series A, 1.95%	38,950	854,174
Wheeler REIT, Inc. 8.75% (a)	213,775	1,975,257
		7,690,507
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(c)	57,650	1,299,813
TOTAL REAL ESTATE		8,990,320

TOTAL CONVERTIBLE PREFERRED STOCKS		17,199,204

Nonconvertible Preferred Stocks - 25.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP:
7.95% (b)	36,975	638,928
Series B, 7.875% (b)	34,150	552,889
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949% (b)(c)	99,425	1,541,088
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	272,440
Energy Transfer Partners LP 7.60% (b)	54,425	1,147,823
Global Partners LP 9.75% (b)	1,825	43,800
		4,196,968
FINANCIALS - 15.2%
Mortgage Real Estate Investment Trusts - 15.2%
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	1,627,171
8.25%	1,725	21,097
Series C 8.00% (b)	103,493	1,138,423
AGNC Investment Corp.:
6.125% (b)	144,800	3,140,712
6.875% (b)	130,650	2,905,656
Series C, 7.00% (b)	235,799	5,496,475
Series E 6.50% (b)	280,250	6,297,218
Annaly Capital Management, Inc.:
6.75% (b)	143,400	3,213,594
Series D, 7.50%	88,175	2,151,470
Series F, 6.95% (b)	420,645	9,447,687
Series G, 6.50% (b)	195,110	4,263,154
Anworth Mortgage Asset Corp. Series A, 8.625%	111,413	2,427,923
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	947,011
Series B, 7.75%	42,675	877,825
Series C, 8.50%	16,125	360,394
Arlington Asset Investment Corp.:
6.625%	39,038	870,547
8.25% (b)	22,175	385,845
Armour Residential REIT, Inc. Series C 7.00%	16,500	365,546
Capstead Mortgage Corp. Series E, 7.50%	132,416	2,950,228
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	36,575	711,384
Series A, 8.20%	64,250	1,317,125
Chimera Investment Corp.:
8.00% (b)	180,700	3,182,127
Series A, 8.00%	38,500	742,858
Series B, 8.00% (b)	392,958	6,925,885
Series C, 7.75% (b)	303,766	5,332,612
Dynex Capital, Inc.:
Series B, 7.625%	31,088	736,786
Series C 6.90% (b)	143,400	3,240,840
Ellington Financial LLC 6.75% (b)	83,222	1,621,165
Exantas Capital Corp. 8.625% (b)	16,193	190,794
Invesco Mortgage Capital, Inc.:
7.50% (b)	397,081	6,178,580
Series A, 7.75%	31,526	513,243
Series B, 7.75% (b)	236,491	3,667,975
MFA Financial, Inc.:
6.50% (b)	148,600	2,251,290
8.00%	114,772	2,180,668
Series B, 7.50%	195,649	3,286,903
New Residential Investment Corp.:
7.125% (b)	160,736	2,894,855
Series A 7.50% (b)	151,559	2,925,089
Series C 6.375% (b)	79,000	1,369,070
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	1,512,476
Series C, 7.875%	121,233	2,204,355
Series D, 8.00% (b)	78,000	1,346,389
PennyMac Mortgage Investment Trust:
8.125% (b)	76,075	1,562,581
Series B, 8.00% (b)	126,005	2,532,701
Two Harbors Investment Corp.:
7.50%	118,883	2,440,121
7.75%	11,639	247,794
Series A, 8.125% (b)	258,732	5,402,324
Series B, 7.625% (b)	430,372	8,508,454
Series C, 7.25% (b)	207,472	3,941,968
ZAIS Financial Corp. Series C 6.20%	136,450	2,245,203
		130,101,591
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	84,858
TOTAL FINANCIALS		130,186,449
REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.6%
American Finance Trust, Inc. 7.50%	114,598	2,278,208
American Homes 4 Rent:
6.25%	18,925	470,476
Series D, 6.50%	47,325	1,199,216
Series E, 6.35%	57,650	1,475,264
Series F, 5.875%	47,683	1,126,272
Series G, 5.875%	37,050	872,528
Armada Hoffler Properties, Inc. 6.75%	25,750	520,119
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	61,574	480,893
Series F, 7.375%	95,700	618,222
Series G, 7.375%	34,229	208,455
Series H, 7.50%	35,575	231,238
Series I, 7.50%	58,911	382,922
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	107,850	2,329,560
Series C, 7.625%	44,175	898,961
Series D, 7.125%	31,900	648,281
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	477,917
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	678,263
Series C, 6.50%	53,500	785,915
City Office REIT, Inc. Series A, 6.625%	27,525	571,006
Colony Capital, Inc.:
Series G, 7.50%	114,960	2,127,921
Series H, 7.125%	187,112	3,135,997
Series I, 7.15%	205,785	3,399,568
Series J, 7.15%	277,243	4,541,240
Digital Realty Trust, Inc.:
Series C, 6.625%	16,950	436,547
Series G, 5.875%	28,720	723,951
Farmland Partners, Inc. Series B, 6.00%	117,050	2,599,622
Gladstone Commercial Corp.:
6.625%	41,125	863,625
Series D, 7.00%	107,225	2,392,726
Gladstone Land Corp. Series A, 6.375%	11,725	297,001
Global Medical REIT, Inc. Series A, 7.50%	27,461	677,188
Global Net Lease, Inc.:
Series A, 7.25%	129,625	2,881,564
Series B 6.875%	47,200	968,181
Government Properties Income Trust 5.875%	39,775	907,268
Healthcare Trust, Inc. Series A 7.375%	24,500	525,317
Hersha Hospitality Trust:
Series C, 6.875%	550	6,022
Series D, 6.50%	42,250	431,795
Investors Real Estate Trust Series C, 6.625%	57,700	1,448,270
iStar Financial, Inc.:
Series D, 8.00%	64,792	1,463,651
Series G, 7.65%	100,575	2,187,506
Series I, 7.50%	28,700	602,700
Jernigan Capital, Inc. Series B, 7.00%	50,892	1,245,836
Kimco Realty Corp. Series M, 5.25%	22,400	514,304
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,429,036
National Storage Affiliates Trust Series A, 6.00%	12,325	314,904
Pebblebrook Hotel Trust:
6.30%	53,702	986,506
6.375%	51,314	949,309
Series C, 6.50%	73,405	1,341,843
Series D, 6.375%	53,925	982,627
Pennsylvania (REIT):
Series B, 7.375%	56,533	361,246
Series C, 7.20%	9,575	59,844
Series D, 6.875%	27,400	170,428
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	758,750
Prologis, Inc. Series Q, 8.54%	16,850	1,280,600
PS Business Parks, Inc. Series Z 4.875%	8,000	192,880
Public Storage Series F, 5.15%	29,950	787,386
QTS Realty Trust, Inc. Series A, 7.125%	32,825	851,481
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	655,610
Series B, 5.875%	50,000	1,240,500
Series C 5.625%	11,775	286,721
Saul Centers, Inc.:
Series D, 6.125%	15,958	303,202
Series E 6.00%	13,475	256,834
Senior Housing Properties Trust 5.625%	1,057	19,269
Seritage Growth Properties Series A, 7.00%	1,050	20,822
SITE Centers Corp. Series K, 6.25%	28,039	557,696
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	83,385
Series C, 7.875%	19,300	120,972
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	389,513
Stag Industrial, Inc. Series C, 6.875%	17,925	466,050
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	709,363
Series E, 6.25%	48,387	799,837
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	194,078
Series F, 6.45%	16,950	394,342
Taubman Centers, Inc. Series K, 6.25%	21,311	475,235
UMH Properties, Inc.:
Series B, 8.00%	154,275	3,867,844
Series C, 6.75%	78,695	1,850,214
Series D, 6.375%	49,775	1,163,242
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,074,163
Series K 5.875%	28,775	583,557
VEREIT, Inc. Series F, 6.70%	199,034	4,860,410
Washington Prime Group, Inc.:
Series H, 7.50%	51,689	459,055
Series I, 6.875%	12,908	111,164
		83,041,434
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP:
5.75% (a)	7,000	139,650
6.50%	5,875	126,019
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	491,839
		757,508
TOTAL REAL ESTATE		83,798,942
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (b)	35,775	565,430

TOTAL NONCONVERTIBLE PREFERRED STOCKS		218,747,789

TOTAL PREFERRED STOCKS
(Cost $292,346,687)		235,946,993
	Principal Amount	Value

Corporate Bonds - 26.2%
Convertible Bonds - 6.9%
FINANCIALS - 6.6%
Diversified Financial Services - 0.7%
RWT Holdings, Inc. 5.75% 10/1/25 (d)	8,800,000	5,863,440
Mortgage Real Estate Investment Trusts - 5.9%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (d)	4,274,000	3,590,160
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,430,280
Chimera Investment Corp. 7% 4/1/23	1,500,000	1,786,875
Colony Financial, Inc.:
3.875% 1/15/21	4,726,000	4,424,982
5% 4/15/23	3,687,000	2,857,425
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	1,348,000
6.375% 10/1/23	1,901,000	968,285
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	4,173,178
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	3,007,743
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	21,280
PennyMac Corp. 5.5% 11/1/24 (d)	7,066,000	5,414,323
Redwood Trust, Inc.:
4.75% 8/15/23	2,555,000	1,772,531
5.625% 7/15/24	10,445,000	7,259,314
Starwood Property Trust, Inc. 4.375% 4/1/23	2,804,000	2,425,460
Two Harbors Investment Corp. 6.25% 1/15/22	4,844,000	4,701,708
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	9,744,000	5,298,707
		50,480,251
TOTAL FINANCIALS		56,343,691
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
VEREIT, Inc. 3.75% 12/15/20	2,660,000	2,601,067

TOTAL CONVERTIBLE BONDS		58,944,758

Nonconvertible Bonds - 19.3%
CONSUMER DISCRETIONARY - 4.0%
Hotels, Restaurants & Leisure - 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	423,200
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	42,638
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,749,303	1,877,219
		2,343,057
Household Durables - 3.6%
Adams Homes, Inc. 7.5% 2/15/25 (d)	1,550,000	1,410,500
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	3,679,130
9.875% 4/1/27 (d)	3,780,000	3,628,800
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,679,000	1,292,830
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)	255,000	209,406
6.25% 9/15/27 (d)	1,467,000	1,342,305
Century Communities, Inc.:
5.875% 7/15/25	1,518,000	1,404,150
6.75% 6/1/27	1,770,000	1,522,200
KB Home 4.8% 11/15/29	1,162,000	1,086,470
LGI Homes, Inc. 6.875% 7/15/26 (d)	4,133,000	3,848,856
M/I Homes, Inc. 5.625% 8/1/25	1,518,000	1,397,623
Mason Finance Sub, Inc. 6.875% 8/15/23 (d)	134,000	133,665
Meritage Homes Corp.:
5.125% 6/6/27	941,000	898,655
6% 6/1/25	3,130,000	3,192,600
7% 4/1/22	389,000	396,780
New Home Co. LLC 7.25% 4/1/22	2,698,000	2,347,260
TRI Pointe Homes, Inc.:
5.25% 6/1/27	2,367,000	2,142,135
5.875% 6/15/24	1,250,000	1,212,625
		31,145,990
Multiline Retail - 0.1%
Nordstrom, Inc. 8.75% 5/15/25 (d)	670,000	718,931
TOTAL CONSUMER DISCRETIONARY		34,207,978
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,137,500
8.5% 10/30/25 (d)	985,000	960,375
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	45,000	39,150
7% 8/1/27	2,045,000	1,645,816
		3,782,841
FINANCIALS - 0.8%
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,758,070
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,612,645
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	705,000	669,757
6.25% 5/15/26	56,000	55,027
		6,095,499
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	747,000	631,215
TOTAL FINANCIALS		6,726,714
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	6,406,903
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	1,011,000	907,370
4.8% 6/1/24	1,267,000	1,224,127
		8,538,400
INDUSTRIALS - 0.2%
Building Products - 0.2%
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28 (d)	695,000	600,306
6.125% 4/1/25 (d)	1,446,000	1,366,470
		1,966,776
REAL ESTATE - 12.9%
Equity Real Estate Investment Trusts (REITs) - 8.4%
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	1,982,713
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,757,000	1,750,430
CBL & Associates LP:
4.6% 10/15/24	5,700,000	1,524,750
5.25% 12/1/23	3,629,000	961,685
5.95% 12/15/26	2,551,000	676,015
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,426,215
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,205,240
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,309,925
HCP, Inc. 4% 6/1/25	2,011,000	2,095,193
Healthcare Realty Trust, Inc. 3.75% 4/15/23	978,000	986,905
Hospitality Properties Trust:
4.65% 3/15/24	1,556,000	1,322,872
5% 8/15/22	859,000	775,445
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	2,528,000
4.75% 10/1/24	7,120,000	5,945,200
5.25% 9/15/22	2,843,000	2,572,915
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,482,304
4.4% 6/15/24	409,000	402,036
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,497,536
5% 10/15/27	4,237,000	4,321,740
5.25% 8/1/26	1,466,000	1,480,660
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	463,801
4.75% 1/15/28	1,616,000	1,583,042
4.95% 4/1/24	659,000	672,020
5.25% 1/15/26	22,000	21,616
Select Income REIT:
4.15% 2/1/22	2,117,000	2,091,770
4.25% 5/15/24	946,000	890,453
4.5% 2/1/25	3,695,000	3,503,853
Senior Housing Properties Trust:
4.75% 5/1/24	12,480,000	10,335,059
4.75% 2/15/28	5,067,000	4,340,137
6.75% 12/15/21	2,090,000	1,995,708
SITE Centers Corp. 3.625% 2/1/25	114,000	111,903
Uniti Group, Inc. 7.875% 2/15/25 (d)	1,000,000	962,500
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	853,449
4.875% 6/1/26	2,164,000	2,173,113
VICI Properties, Inc.:
4.125% 8/15/30 (d)	975,000	887,250
4.625% 12/1/29 (d)	1,095,000	1,011,506
WP Carey, Inc.:
4% 2/1/25	422,000	425,571
4.25% 10/1/26	459,000	461,055
		72,031,585
Real Estate Management & Development - 4.5%
Forestar Group, Inc. 8% 4/15/24 (d)	2,784,000	2,728,320
Greystar Real Estate Partners 5.75% 12/1/25 (d)	3,430,000	3,155,600
Howard Hughes Corp. 5.375% 3/15/25 (d)	7,940,000	7,696,560
Kennedy-Wilson, Inc. 5.875% 4/1/24	10,481,000	10,024,552
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	4,105
4.5% 4/18/22	91,000	77,131
Mattamy Group Corp.:
4.625% 3/1/30 (d)	2,735,000	2,452,857
5.25% 12/15/27 (d)	2,855,000	2,676,563
Mid-America Apartments LP:
3.75% 6/15/24	356,000	363,581
4.3% 10/15/23	765,000	795,611
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)	806,000	757,640
5.75% 1/15/28 (d)	1,511,000	1,367,455
5.875% 1/31/25 (d)	2,028,000	1,906,320
5.875% 6/15/27 (d)	202,000	185,840
6% 9/1/23 (d)	78,000	75,368
6.625% 7/15/27 (d)	1,427,000	1,287,796
Washington Prime Group LP 6.45% 8/15/24	5,316,000	2,957,025
		38,512,324
TOTAL REAL ESTATE		110,543,909

TOTAL NONCONVERTIBLE BONDS		165,766,618

TOTAL CORPORATE BONDS
(Cost $262,717,012)		224,711,376

Asset-Backed Securities - 3.3%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	1,690,795
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,592,121
Class XS, 0% 10/17/52 (b)(d)(e)(f)	921,309	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,210,501
Series 2002-2 Class M2, 9.163% 3/1/33	1,661,999	1,474,917
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	59,073	59,092
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.764% 2/22/36 (b)(c)(d)	358,000	279,401
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	6,968	6,862
Series 1997-3 Class M1, 7.53% 3/15/28	49,713	48,921
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 4.2898% 7/17/34 (b)(c)(d)	2,115,000	1,972,231
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 3.1008% 7/17/37 (b)(c)(d)	604,000	458,622
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.064% 6/17/37 (b)(c)(d)	464,691	401,922
Kref Ltd. Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 3.3008% 6/15/36 (b)(c)(d)	440,000	369,595
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,246,087	1,684,668
Progress Residential Trust:
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	489,137
Series 2017-SFR2 Class F, 4.836% 12/17/34 (d)	783,000	709,449
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	892,000	799,204
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	538,300
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	822,204
Series 2020-SFR1 Class H, 5.268% 4/17/37 (d)	588,000	435,702
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.414% 1/17/35 (b)(c)(d)	994,000	935,599
Class F, 1 month U.S. LIBOR + 3.400% 4.214% 1/17/35 (b)(c)(d)	2,274,000	2,124,922
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	3,956,000	3,813,972
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,432,000	1,325,320
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	572,826
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,246,894
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (d)	1,540,000	1,550,467
Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	1,967,593
TOTAL ASSET-BACKED SECURITIES
(Cost $30,715,129)		28,581,246

Commercial Mortgage Securities - 19.2%
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	367,670
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	831,337
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	178,725
Series 2019-BN21 Class F, 2.6818% 10/17/52 (d)	1,953,000	751,733
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (b)(d)	1,626,000	1,588,303
Class F, 4.4272% 9/10/28 (b)(d)	800,000	780,073
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(d)	573,000	466,119
Class 225E, 3.4041% 12/15/62 (b)(d)	859,000	668,705
BX Commercial Mortgage Trust floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 3.2851% 3/15/37 (b)(c)(d)	2,000,000	1,759,797
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.814% 11/25/32 (b)(c)(d)	1,071,000	899,693
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 3.314% 12/15/36 (b)(c)(d)	987,000	884,828
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.864% 11/15/35 (b)(c)(d)	1,190,700	1,071,411
Class H, 1 month U.S. LIBOR + 3.000% 3.814% 11/15/35 (b)(c)(d)	1,157,800	1,016,682
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 4.414% 4/15/34 (b)(c)(d)	819,000	582,424
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 3.114% 10/15/36 (b)(c)(d)	406,045	373,773
Class J, 1 month U.S. LIBOR + 2.650% 3.464% 10/15/36 (b)(c)(d)	1,790,421	1,629,033
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	4,330,000	3,592,435
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(d)	651,000	538,629
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.064% 12/15/37 (b)(c)(d)	1,021,000	934,448
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	1,382,736
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.064% 7/15/30 (b)(c)(d)	69,000	61,498
Class E, 1 month U.S. LIBOR + 3.870% 4.6855% 7/15/30 (b)(c)(d)	1,229,000	1,019,010
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 3.4222% 6/15/34 (b)(c)(d)	995,703	664,136
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3873% 9/10/46 (b)(d)	2,496,000	2,029,944
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	1,500,656
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.864% 9/15/33 (b)(c)(d)	735,000	537,325
Class G, 1 month U.S. LIBOR + 5.050% 5.8703% 9/15/33 (b)(c)(d)	735,000	526,474
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	1,299,000	672,221
Series 2012-CR1:
Class C, 5.4971% 5/15/45 (b)	3,011,000	2,294,436
Class D, 5.4971% 5/15/45 (b)(d)	1,917,000	1,153,722
Class G, 2.462% 5/15/45 (d)	1,133,000	366,682
Series 2012-LC4 Class C, 5.721% 12/10/44 (b)	802,000	745,537
Series 2013-CR10 Class D, 4.9485% 8/10/46 (b)(d)	1,756,000	1,519,619
Series 2013-CR12 Class D, 5.2403% 10/10/46 (b)(d)	2,900,000	1,952,886
Series 2013-LC6 Class D, 4.4627% 1/10/46 (b)(d)	2,732,000	1,633,385
Series 2014-UBS2 Class D, 5.1694% 3/10/47 (b)(d)	537,000	409,948
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	696,043
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 6.2211% 5/10/43 (b)(d)	178,956	178,462
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	18,301
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9919% 8/15/45 (b)(d)	836,000	640,533
Class F, 4.25% 8/15/45 (d)	783,000	436,072
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 3.464% 5/15/36 (b)(c)(d)	3,233,000	2,972,122
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 4.414% 1/15/34 (b)(c)(d)	1,430,000	1,240,828
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	1,766,000	1,150,445
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(d)	1,287,000	1,073,462
Series 2017-CX9 Class D, 4.2904% 9/15/50 (b)(d)	461,000	258,185
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(d)	2,168,000	1,843,622
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7849% 10/15/51 (b)	1,000,000	803,947
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8779% 11/10/46 (b)(d)	2,902,000	2,737,128
Class G, 4.652% 11/10/46 (d)	2,778,000	2,488,266
Series 2011-LC3A Class D, 5.5124% 8/10/44 (b)(d)	728,000	673,494
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (b)(e)	5,084,000	44,877
Series K012 Class X3, 2.3257% 1/25/41 (b)(e)	3,032,079	28,377
Series K013 Class X3, 2.9094% 1/25/43 (b)(e)	4,967,000	60,801
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.6228% 11/21/35 (b)(c)(d)	1,500,000	1,128,672
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 3.414% 7/15/35 (b)(c)(d)	669,000	488,922
Series 2010-C2 Class D, 5.3518% 12/10/43 (b)(d)	2,000,000	1,917,481
Series 2011-GC5:
Class C, 5.5555% 8/10/44 (b)(d)	101,000	86,354
Class D, 5.5555% 8/10/44 (b)(d)	759,236	537,285
Class E, 5.5555% 8/10/44 (b)(d)	848,000	521,339
Class F, 4.5% 8/10/44 (d)	677,000	317,010
Series 2012-GC6:
Class C, 5.8393% 1/10/45 (b)(d)	2,440,000	1,808,700
Class D, 5.8393% 1/10/45 (b)(d)	1,891,000	1,148,525
Class E, 5% 1/10/45 (b)(d)	2,889,000	1,468,806
Series 2012-GCJ7 Class D, 5.8887% 5/10/45 (b)(d)	3,539,000	2,968,322
Series 2012-GCJ9:
Class D, 4.8984% 11/10/45 (b)(d)	1,569,000	1,196,574
Class E, 4.8984% 11/10/45 (b)(d)	355,000	243,623
Series 2013-GC14 Class D, 4.9029% 8/10/46 (b)(d)	339,000	200,930
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (b)(d)	3,292,000	2,661,672
Class F, 3.5% 11/10/46 (d)	1,510,000	975,818
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,176,915
Series 2016-GS3 Class D, 2.62% 10/10/49 (d)	640,000	411,986
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	5,857,000	5,574,270
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(d)	2,614,000	2,545,195
Class F, 4.2022% 2/10/29 (b)(d)	4,029,000	3,813,890
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(d)	1,460,000	1,080,308
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	4,557,000	3,552,734
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (b)(d)	1,693,000	1,432,854
Class FFL, 1 month U.S. LIBOR + 2.850% 3.664% 6/15/34 (b)(c)(d)	600,089	480,173
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	466,481
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.0008% 7/17/37 (b)(c)(d)	383,894	331,327
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.9508% 1/17/38 (b)(c)(d)	590,000	501,164
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 2.414% 6/15/32 (b)(c)(d)	1,683,479	1,486,904
Class E, 1 month U.S. LIBOR + 3.000% 3.814% 6/15/35 (b)(c)(d)	15,993	12,709
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,392,081
Series 2014-C26 Class D, 4.0226% 1/15/48 (b)(d)	602,000	420,000
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5746% 12/15/49 (b)(d)	1,924,000	1,158,504
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2177% 12/15/49 (b)(d)	1,308,000	698,815
Series 2018-C8 Class D, 3.4023% 6/15/51 (b)(d)	302,000	174,763
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.303% 6/15/45 (b)	1,291,000	1,209,345
Class E, 5.303% 6/15/45 (b)(d)	1,078,000	809,006
Class G 4% 6/15/45 (d)	805,000	432,530
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8529% 2/15/46 (b)(d)	3,467,000	1,443,637
Class G, 4.409% 2/15/46 (b)(d)	1,680,000	418,864
Class H, 4.409% 2/15/46 (b)(d)	1,320,000	197,608
Series 2011-C4 Class E, 5.6674% 7/15/46 (b)(d)	1,390,000	1,271,500
Series 2013-LC11:
Class D, 4.3064% 4/15/46 (b)	1,316,000	973,227
Class F, 3.25% 4/15/46 (b)(d)	482,000	194,947
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(d)(f)	924,000	170,227
Series 2018-AON Class F, 4.767% 7/5/31 (b)(d)	961,000	850,224
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7607% 11/15/45 (b)(d)	2,000,000	1,694,722
Series 2012-C6, Class F, 4.7607% 11/15/45 (b)(d)	1,000,000	764,929
Series 2013-C12 Class D, 4.9244% 10/15/46 (b)(d)	1,500,000	1,107,140
Series 2013-C13:
Class D, 5.0681% 11/15/46 (b)(d)	2,994,000	2,376,751
Class E, 5.0681% 11/15/46 (b)(d)	659,000	486,895
Series 2013-C7:
Class D, 4.3758% 2/15/46 (b)(d)	764,000	529,115
Class E, 4.3758% 2/15/46 (b)(d)	1,501,000	927,315
Series 2013-C9 Class C, 4.1701% 5/15/46 (b)	625,000	559,212
Series 2016-C30 Class D, 3% 9/15/49 (d)	1,024,000	608,014
Series 2016-C31 Class D, 3% 11/15/49 (b)(d)	1,517,000	932,744
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 3.414% 3/15/34 (b)(c)(d)	45,000	35,085
Class G, 1 month U.S. LIBOR + 3.150% 3.964% 3/15/34 (b)(c)(d)	1,054,000	819,050
sequential payer Series 2011-C1 Class G, 4.193% 9/15/47 (d)	1,500,000	1,270,710
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	97,206	99,091
Series 2011-C2:
Class D, 5.6608% 6/15/44 (b)(d)	2,382,000	1,514,407
Class E, 5.6608% 6/15/44 (b)(d)	520,000	302,414
Class F, 5.6608% 6/15/44 (b)(d)	1,467,000	761,661
Class XB, 0.3869% 6/15/44 (b)(d)(e)	45,156,633	366,162
Series 2011-C3:
Class C, 5.4192% 7/15/49 (b)(d)	2,446,000	2,111,770
Class D, 5.4192% 7/15/49 (b)(d)	83,000	65,715
Class E, 5.4192% 7/15/49 (b)(d)	652,000	465,513
Class F, 5.4192% 7/15/49 (b)(d)	636,000	409,430
Class G, 5.4192% 7/15/49 (b)(d)	979,600	584,188
Series 2012-C4 Class D, 5.5997% 3/15/45 (b)(d)	1,640,000	1,491,031
Series 2015-MS1 Class D, 4.1655% 5/15/48 (b)(d)	2,045,000	1,418,455
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	1,043,000	662,647
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	1,375,986
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.7405% 8/15/24 (b)(c)(d)	883,161	679,639
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 2.214% 8/15/34 (b)(c)(d)	751,091	649,355
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.064% 8/15/34 (b)(c)(d)	1,990,071	1,297,248
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.964% 10/15/37 (b)(c)(d)	939,000	798,247
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	3,808,000	3,711,111
Class E, 6.8087% 11/15/34 (d)	1,854,700	1,750,650
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(d)	1,000,000	611,734
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.455% 6/15/35 (b)(c)(d)	315,000	253,662
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.455% 6/15/35 (b)(c)(d)	113,725	91,577
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	1,894,500	1,674,167
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	831,657
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	1,044,387	1,212,852
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.3873% 3/25/34 (b)(c)(d)	599,000	441,264
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)	2,000,000	1,493,744
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7548% 5/10/45 (b)(d)	492,000	355,552
Class E, 5% 5/10/45 (b)(d)	1,236,000	627,352
Class F, 5% 5/10/45 (b)(d)	399,000	98,902
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(d)	1,817,000	1,523,535
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2521% 1/10/45 (b)(d)	34,000	32,103
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9181% 10/15/45 (b)(d)	637,000	542,995
Class E, 4.9181% 10/15/45 (b)(d)	1,539,000	1,239,448
Class F, 4.9181% 10/15/45 (b)(d)	774,000	590,924
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	752,767
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	3,524,000	1,670,141
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	574,077
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	45,000	25,992
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,049,489
Class D, 5.8523% 3/15/44 (b)(d)	1,000,000	619,129
Class E, 5% 3/15/44 (d)	34,000	7,327
Series 2011-C5:
Class C, 5.8446% 11/15/44 (b)(d)	1,250,000	1,129,668
Class E, 5.8446% 11/15/44 (b)(d)	903,000	665,970
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,357,862
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	614,983
Series 2012-C7 Class D, 4.9666% 6/15/45 (b)(d)	620,000	466,138
Series 2012-C8 Class E, 5.0473% 8/15/45 (b)(d)	557,000	459,268
Series 2013-C11:
Class D, 4.3989% 3/15/45 (b)(d)	65,000	51,501
Class E, 4.3989% 3/15/45 (b)(d)	53,000	36,919
Series 2013-C13 Class D, 4.2767% 5/15/45 (b)(d)	45,000	37,474
Series 2013-C16 Class D, 5.2007% 9/15/46 (b)(d)	715,000	605,307
Series 2013-UBS1 Class D, 4.8955% 3/15/46 (b)(d)	910,000	724,578
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(d)	1,168,000	875,552
Class PR2, 3.6332% 6/5/35 (b)(d)	459,000	336,223
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $199,988,665)		164,391,454

Bank Loan Obligations - 5.6%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.16% 4/11/25 (b)(c)(g)	3,714,328	3,579,683
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 4/17/25 (c)(g)(h)	465,000	470,231
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1536% 12/22/24 (b)(c)(g)	842,792	709,353
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (b)(c)(g)	727,284	612,511
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(g)	4,018,988	3,220,214
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 5/31/25 (b)(c)(g)	448,175	403,729
		4,945,807

TOTAL CONSUMER DISCRETIONARY		5,416,038

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(g)	1,473,750	1,190,053
Oil, Gas & Consumable Fuels - 0.6%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (b)(c)(g)	4,800,314	4,430,690
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (b)(c)(g)	951,534	892,986
		5,323,676

TOTAL ENERGY		6,513,729

FINANCIALS - 0.7%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6158% 9/30/24 (b)(c)(g)	994,987	911,239
Diversified Financial Services - 0.4%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(f)(g)	3,629,000	3,539,364
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (b)(c)(g)	1,110,935	1,016,506
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (b)(c)(g)	931,086	718,491

TOTAL FINANCIALS		6,185,600

INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (b)(c)(g)	3,690,480	3,557,623
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(g)	936,600	884,506
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(g)	1,950,313	1,813,791
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4036% 9/18/26 (b)(c)(g)	1,359,820	1,242,685
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 2.1873% 2/6/22 (b)(c)(f)(g)	5,332,000	4,865,450
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.6379% 6/28/23 (b)(c)(g)	2,003,869	1,853,579
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(g)	1,731,077	1,526,810
		11,302,315
Real Estate Management & Development - 1.3%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (b)(c)(f)(g)	1,500,000	1,380,000
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 8/21/25 (b)(c)(g)	4,747,910	4,365,134
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(g)	1,856,919	1,458,852
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(g)	104,733	82,282
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.4174% 12/22/24 (b)(c)(g)	3,765,000	3,483,566
		10,769,834

TOTAL REAL ESTATE		22,072,149

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (b)(c)(g)	248,874	203,144
TOTAL BANK LOAN OBLIGATIONS
(Cost $52,904,599)		48,412,472
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.16% (i)
(Cost $37,035,464)	37,031,668	37,042,778
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,002,697,184)		856,795,080
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,390,992
NET ASSETS - 100%		$858,186,072

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,840,834 or 29.3% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$508,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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